Operating Leases (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of supplemental balance sheet information related to leases [Abstract]
Operating lease right-of-use assets	$ 4,604,365	$ 19,103
Operating lease right-of-use assets, related parties		270,852
Total lease right-of-use assets	4,604,365	289,955
Operating lease liabilities, current	268,403	9,913
Operating lease liabilities-related parties, current		195,231
Operating lease liabilities-related party, non-current	4,846,760	274,794
Total operating lease liabilities	$ 5,115,163	$ 479,938